Fixed Assets (Details)	Dec. 31, 2016 USD ($)
Fixed assets, gross	$ 548,194
Accumulated depreciation and amortization	(390)
Fixed assets, net	547,804
Office equipment and computers [Member]
Fixed assets, gross	8,048
Website development costs [Member]
Fixed assets, gross	$ 540,146